Other receivables (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Other Receivables Disclosure [Abstract]
Receivables from an unrelated company	$ 1,099,910	$ 125,503
Advances to employees	117,394	42,740
Interest receivable	193,119
Miscellaneous	1,585	63,883
Other receivables	$ 1,412,008	$ 232,126